Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 92.9%
Aerospace & Defense - 0.5%
TransDigm Group, Inc.	13,100	$ 5,653,698

Airlines - 0.3%
Delta Air Lines, Inc.	163,300	4,077,601

Banks - 1.2%
CIT Group, Inc.	748,660	14,202,080

Beverages - 2.4%
Molson Coors Beverage Co., Class B	764,484	28,683,440

Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (A)	235,600	24,146,644
United Therapeutics Corp. (A)	105,200	11,726,644

		35,873,288

Chemicals - 3.7%
Axalta Coating Systems, Ltd. (A)	269,400	5,980,680
Corteva, Inc.	733,100	20,937,336
Mosaic Co.	1,303,400	17,556,798

		44,474,814

Communications Equipment - 0.5%
Arista Networks, Inc. (A)	24,500	6,364,365

Consumer Finance - 1.2%
Ally Financial, Inc.	681,939	13,706,974

Containers & Packaging - 0.5%
Sealed Air Corp.	176,700	6,304,656

Distributors - 1.8%
LKQ Corp. (A)	750,400	21,153,776

Diversified Telecommunication Services - 2.0%
GCI Liberty, Inc., Class A (A)	296,704	23,258,627

Electric Utilities - 6.6%
FirstEnergy Corp.	764,846	22,180,534
OGE Energy Corp.	993,700	32,692,730
PPL Corp.	862,550	22,961,081

		77,834,345

Energy Equipment & Services - 0.7%
Baker Hughes Co.	559,800	8,671,302

Equity Real Estate Investment Trusts - 3.1%
Colony Capital, Inc.	2,347,805	4,507,786
Gaming and Leisure Properties, Inc.	388,687	14,074,356
JBG SMITH Properties	619,470	17,970,825

		36,552,967

Food & Staples Retailing - 1.0%
US Foods Holding Corp. (A)	590,700	11,991,210

Food Products - 4.5%
Kraft Heinz Co.	580,200	19,947,276
Post Holdings, Inc. (A)	310,000	27,509,400
Tyson Foods, Inc., Class A	94,500	5,807,025

		53,263,701

Gas Utilities - 2.9%
UGI Corp.	1,047,800	34,933,652

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 2.0%
Alcon, Inc. (A) (B)	254,200	$ 15,246,916
Zimmer Biomet Holdings, Inc.	63,300	8,536,638

		23,783,554

Health Care Providers & Services - 4.8%
AmerisourceBergen Corp.	230,456	23,089,387
Centene Corp. (A)	342,900	22,374,225
Laboratory Corp. of America Holdings (A)	59,838	11,543,947

		57,007,559

Hotels, Restaurants & Leisure - 0.7%
Aramark	375,000	7,920,000

Independent Power & Renewable Electricity Producers - 1.8%
Vistra Corp.	1,142,400	21,317,184

Insurance - 12.5%
Alleghany Corp.	49,910	26,068,991
Allstate Corp.	232,300	21,926,797
Arch Capital Group, Ltd. (A)	819,000	25,184,250
Fidelity National Financial, Inc.	919,122	29,742,788
Loews Corp.	700,120	25,491,369
Markel Corp. (A)	19,303	20,162,756

		148,576,951

Internet & Direct Marketing Retail - 2.3%
eBay, Inc.	237,100	13,106,888
Expedia Group, Inc.	66,054	5,351,034
Qurate Retail, Inc., Series A (A)	792,200	8,642,902

		27,100,824

IT Services - 1.8%
Alliance Data Systems Corp.	145,600	6,458,816
Euronet Worldwide, Inc. (A)	62,600	6,018,364
FleetCor Technologies, Inc. (A)	35,300	9,127,521

		21,604,701

Machinery - 1.5%
Trinity Industries, Inc. (B)	562,502	10,985,664
Westinghouse Air Brake Technologies Corp.	100,100	6,225,219

		17,210,883

Media - 8.7%
Discovery, Inc., Class C (A)	645,780	12,237,531
DISH Network Corp., Class A (A)	554,843	17,816,009
Fox Corp., Class A	590,400	15,214,608
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	618,700	21,648,313
News Corp., Class A	1,396,155	17,759,091
ViacomCBS, Inc., Class B (B)	702,845	18,323,169

		102,998,721

Mortgage Real Estate Investment Trusts - 2.0%
Annaly Capital Management, Inc.	3,161,845	23,429,271

Multi-Utilities - 1.9%
CenterPoint Energy, Inc.	1,175,902	22,353,897

Multiline Retail - 2.4%
Dollar Tree, Inc. (A)	303,400	28,322,390

Oil, Gas & Consumable Fuels - 3.3%
Antero Resources Corp. (A) (B)	1,250,677	3,702,004

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Mid Cap Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	790,700	$ 11,480,964
HollyFrontier Corp.	259,000	7,122,500
Williams Cos., Inc.	909,300	17,394,909

		39,700,377

Pharmaceuticals - 1.5%
Jazz Pharmaceuticals PLC (A)	109,900	11,896,675
Mylan NV (A)	376,900	6,071,859

		17,968,534

Semiconductors & Semiconductor Equipment - 0.5%
Qorvo, Inc. (A)	46,900	6,010,235

Software - 2.7%
CDK Global, Inc.	355,600	16,165,576
SS&C Technologies Holdings, Inc.	269,700	15,507,750

		31,673,326

Specialty Retail - 0.8%
Ross Stores, Inc.	107,600	9,648,492

Technology Hardware, Storage & Peripherals - 2.2%
Dell Technologies, Inc., Class C (A)	168,600	10,087,338
NCR Corp. (A)	898,600	16,561,198

		26,648,536

Trading Companies & Distributors - 3.6%
AerCap Holdings NV (A)	675,200	18,183,136
HD Supply Holdings, Inc. (A)	683,247	23,981,970

		42,165,106

Total Common Stocks (Cost $1,108,754,494)		1,102,441,037

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (C)	1,894,646	$ 1,894,646

Total Other Investment Company (Cost $1,894,646)		1,894,646

	Principal	Value
REPURCHASE AGREEMENT - 6.9%
Fixed Income Clearing Corp., 0.00% (C), dated 07/31/2020, to be repurchased at $81,595,102 on 08/03/2020. Collateralized by a U.S. Government Obligation, 2.63%, due 06/30/2023, and with a value of $83,227,016.	$ 81,595,102	81,595,102

Total Repurchase Agreement (Cost $81,595,102)		81,595,102

Total Investments (Cost $1,192,244,242)		1,185,930,785
Net Other Assets (Liabilities) - (0.0)% (D)		(395,922)

Net Assets - 100.0%		$ 1,185,534,863

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,102,441,037	$—	$—	$1,102,441,037
Other Investment Company	1,894,646	—	—	1,894,646
Repurchase Agreement	—	81,595,102	—	81,595,102

Total Investments	$1,104,335,683	$81,595,102	$—	$1,185,930,785

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $33,057,505, collateralized by cash collateral of $1,894,646 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $31,979,151. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at July 31, 2020.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Mid Cap Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund value its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 3